UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Digital Century Capital LLC
Address:    660 Madison Avenue, 14th Floor
            New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, New York          February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $21,147
                                         (thousands)


List of Other Included Managers:   None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------------   -----      --------  -------  --- ----   ----------  --------  ----    ------  ----
ADOBE SYS INC                   COM              00724F101  1,043      49,000             SOLE        NONE       49,000
AKAMAI TECHNOLOGIES INC         COM              00971T101    913      60,500             SOLE        NONE       60,500
APPLIED MATLS INC               COM              038222105  1,028     101,500             SOLE        NONE      101,500
AUTODESK INC                    COM              052769106    992      50,500             SOLE        NONE       50,500
CLAYMORE EXCHANGE TRADED FD     MAC GLOB SOLAR   18383M621  4,161     474,500             SOLE        NONE      474,500
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    948      52,500             SOLE        NONE       52,500
CORNING INC                     COM              219350105    982     103,000             SOLE        NONE      103,000
EBAY INC                        COM              278642103    928      66,500             SOLE        NONE       66,500
ERICSSON L M TEL CO             COM              294821608    941     120,500             SOLE        NONE      120,500
GOOGLE INC                      CL A             38259P508  1,200       3,900             SOLE        NONE        3,900
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR    456788108    934      38,000             SOLE        NONE       38,000
LDK SOLAR CO LTD                SPONSORED ADR    50183L107    971      74,000             SOLE        NONE       74,000
MEMC ELECTR MATLS INC           COM              552715104  1,042      73,000             SOLE        NONE       73,000
POWERSHARES QQQ TRUST           UNIT SER 1       73935A104  1,100      37,000             SOLE        NONE       37,000
RED HAT INC                     COM              756577102  1,018      77,000             SOLE        NONE       77,000
RESEARCH IN MOTION LTD          COM              760975102  1,075      26,500             SOLE        NONE       26,500
SALESFORCE COM INC              COM              79466L302    896      28,000             SOLE        NONE       28,000
SANDISK CORP                    COM              80004C101  1,157     120,500             SOLE        NONE      120,500
SATYAM COMPUTER SERVICES        ADR              804098101  1,157     128,000             SOLE        NONE      128,000
SUNTECH PWR HLDGS CO LTD        ADR              86800C104  1,100      94,000             SOLE        NONE       94,000
TIVO INC                        COM              888706108    727     101,500             SOLE        NONE      101,500
VMWARE INC                      CL A COM         928563402    948      40,000             SOLE        NONE       40,000
AMDOCS LTD                      ORD              G02602103    960      52,500             SOLE        NONE       52,500
SEAGATE TECHNOLOGY              SHS              G7945J104    926     209,000             SOLE        NONE      209,000





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